Revenue Recognition (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue Recognition (Details) [Line Items]
Professional service revenue	$ 2,446,000	$ 2,194,000
Majority of revenue	4,696,000	886,000
Deferred revenue	14,945,000	7,503,000
Decrease in deferred revenue	4,346,000,000
Related to customer contracts unsatisfied amount	31,323
Recognized revenue	$ 8,034,000
Revenue recognized term	1 year
Expected recognized revenue	$ 14,858,000
Customer contract amount	$ 8,431,000
Contractual term	5 years
Long term debt term	1 year
Short term period	1 year
Minimum [Member]
Revenue Recognition (Details) [Line Items]
Contract terms of hosted services range	1 year
Revenue recognized term	2 years
Maximum [Member]
Revenue Recognition (Details) [Line Items]
Contract terms of hosted services range	20 years
Revenue recognized term	5 years
Contract Balances [Member]
Revenue Recognition (Details) [Line Items]
Prepaid expenses and other current assets	$ 54,000	$ 43,000